Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 3,234	$ 4,650
Undistributed earnings for which U.S. deferred income taxes or foreign withholding tax have been provided	8,492
Undistributed earnings of foreign subsidiaries	26,541
Income tax-related interest included in accrued income taxes	3,046	1,662
Income Taxes Paid, Net	93,038
Unrecognized tax benefit	36,194	30,768
Amount that would affect the effective tax rate if recognized	29,884	25,875
Amount of reasonably possible decrease in uncertain tax benefits	5,388
Estimated Minimum Increase (Decrease) in Earnings Related to Settlement of Unrecognized Tax Benefits	0
Estimated Maximum Increase (Decrease) in Earnings Related to Settlement of Unrecognized Tax Benefits	$ 4,574
Period after which tax positions classified as noncurrent income tax liabilities	1 year
Income tax penalties included in accrued income taxes	$ 2,505	$ 1,772
Tax penalties and interest	1,443
Expire through fiscal 2015
Operating Loss Carryforwards [Line Items]
Tax credit and net operating loss carryforwards	2,992
Indefinite
Operating Loss Carryforwards [Line Items]
Alternative minimum tax credits	$ 151